Martin B. Richards	mrichards@mcguirewoods.com
Direct: 804.775.1029	Direct Fax: 804.698.2147

February 16, 2006

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Apple REIT Seven, Inc.

Pre-Effective Amendment No. 4 to

Registration Statement on Form S-11

Registration No. 333-125546

Ladies and Gentlemen:

We are hereby submitting on behalf of Apple REIT Seven, Inc. (the “Company”) Pre-Effective Amendment No. 4 to the Company’s Registration Statement on Form S-11 pertaining to 91,125,541 Units (each Unit consists of one common share and one Series A preferred share).

Should you have any questions or require any additional documents or information please contact either Martin B. Richards at 804-775-1029 (mrichards@mcguirewoods.com) or David Kurzawa at 804-775-7471 (dkurzawa@mcguirewoods.com).

Very truly yours,

/s/ Martin B. Richards

Martin B. Richards

MBR/smk

Attachment

cc:	Glade M. Knight

David S. McKenney

Peggy Kim, Esq.

Charito A. Mittelman, Esq.

Yolanda Crittenden

bcc:	Justin G. Knight

Bryan F. Peery

David P. Buckley

Clinton Bowes

David F. Kurzawa

Alan P. Chodosh